Label	Element	Value
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 39 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 41 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities of small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization, at the time of investment, within the range of the market capitalizations of the companies in the Russell 2000® Index. The capitalization range of that index is subject to change over time due to market activity or changes in the composition of the index. As of March 31, 2020, the market capitalizations of the companies in the Russell 2000 Index ranged from $5.3 million to $11.2 billion.
The Fund's investment sub-advisor, Bahl & Gaynor Inc., d/b/a Bahl & Gaynor Investment Counsel ("Bahl & Gaynor") pursues its small cap growth strategy by focusing on high-quality dividend-paying stocks. Quantitative tools are initially used for screening purposes, but Bahl & Gaynor's investment process is primarily driven by fundamental, bottom-up, company-focused processes. The investment process begins by quantitatively screening the stock universe to identify companies with perceived competitive advantages by evaluating their historical revenue growth, earnings growth, long-term debt/capital, dividend history and cash flows. Bahl & Gaynor conducts extensive fundamental research on potential portfolio companies to determine which stock(s) provide the best risk/reward opportunities for inclusion in the portfolio. Bahl & Gaynor typically will sell an investment if the company's fundamentals have changed or the company's market capitalization (stock market worth) moves outside of the small cap range.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to a sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.
The Fund's equity investments may include common stocks, depositary receipts, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, and real estate investments trusts ("REITs").
The Fund may invest cash balances in other investment companies, including money market funds and may purchase and sell futures contracts, including equity index futures contracts, to gain market exposure on cash balances in anticipation of liquidity needs. The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.
Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
  Common Stock Risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
  Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.
  Real Estate Investment Trusts ("REITs") Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended ("Investment Company Act"). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Futures Contracts Risk
Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. The Fund's investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the sub-advisor's assessment of the prospects for a company's growth is incorrect, then the price of the company's stock may fall or not approach the value that the sub-advisor has placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Model and Data Risk
Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction).
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund's portfolio changes over time, the Fund's exposure to a particular sector may become higher or lower.
Securities Lending Risk
The borrower of the Fund's securities must provide collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, approved bank letters of credit, or other forms of collateral that are permitted by the SEC for registered investment companies in an amount at least equal to the value of the loaned securities. For loans collateralized with cash, the Fund invests the cash in other securities.
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities may provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Securities Selection Risk
Securities selected by the sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.
Small Capitalization Companies Risk
Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since small-capitalization companies may have narrower commercial markets, and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.88% 1st Quarter 2019 01/01/2015 through 12/31/2019 Lowest Quarterly Return: -18.89% 4th Quarter 2018 01/01/2015 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Russell 2000 Growth Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.34%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,383
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	737
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,781
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	737
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,781
1 Year	rr_AverageAnnualReturnYear01	22.99%
5 Years	rr_AverageAnnualReturnYear05	7.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,631
1 Year	rr_AverageAnnualReturnYear01	25.34%
5 Years	rr_AverageAnnualReturnYear05	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,571
1 Year	rr_AverageAnnualReturnYear01	25.49%
5 Years	rr_AverageAnnualReturnYear05	9.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,990
Annual Return 2015	rr_AnnualReturn2015	(3.25%)
Annual Return 2016	rr_AnnualReturn2016	25.31%
Annual Return 2017	rr_AnnualReturn2017	13.23%
Annual Return 2018	rr_AnnualReturn2018	(11.64%)
Annual Return 2019	rr_AnnualReturn2019	24.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 12.88% 1st Quarter 2019 01/01/2015 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: -18.89% 4th Quarter 2018 01/01/2015 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	24.99%
5 Years	rr_AverageAnnualReturnYear05	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.88%
5 Years	rr_AverageAnnualReturnYear05	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund℠) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bridgeway Large Cap Growth Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 39 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 41 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of large capitalization companies that are listed on the New York Stock Exchange, NYSE American, or Nasdaq. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the large-cap growth category at the time of purchase. For purposes of the Fund's investments, "large-cap stocks" are stocks of companies whose market capitalization falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000 Index is an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000 Index is reconstituted from time to time. The market capitalization range for the Russell 1000 Index was $75.6 million to $1.2 trillion as of March 31, 2020.
Growth stocks are those that the Fund's sub-advisor, Bridgeway Capital Management, Inc. ("Bridgeway Capital") believes have above average prospects for economic growth. Generally, these are stocks represented in the Russell 1000® Growth Index, but may also include stocks of other companies with similar "growth" characteristics whose market capitalizations are within the range of the Russell 1000 Index. The Russell 1000 Growth Index includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts ("REITs"), depositary receipts and dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks"). The Fund also may invest in stocks of mid-capitalization companies.
Bridgeway Capital selects stocks within the large-cap growth category using a statistically driven approach. Bridgeway Capital will not necessarily sell a stock if it "migrates" outside the market capitalization range of the Russell 1000 Index after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in large-cap stocks at any point in time. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark index, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Information Technology sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.
While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gain distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.
The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts, including equity index futures contracts, to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Allocation Risk
The sub-advisor's judgments about, and allocations among, strategies, asset classes and market exposures may adversely affect the Fund's performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor's judgements about asset allocation will be correct.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
  Common Stock Risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
  Convertible Securities Risk. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Convertible securities are also sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price.
  Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.
  Preferred Stock Risk. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer's financial condition or prospects than are the prices of debt securities.
  Real Estate Investment Trusts ("REITs") Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended ("Investment Company Act"). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Futures Contracts Risk
Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. The Fund's investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the sub-advisor's assessment of the prospects for a company's growth is incorrect, then the price of the company's stock may fall or not approach the value that the sub-advisor has placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities. Many larger capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.
Model and Data Risk
Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction).
Modeling and Programming Error Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. The programs may not react as expected to market events, resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions, which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. There is no assurance that the models and programs are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. These models and programs may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction.
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund's portfolio changes over time, the Fund's exposure to a particular sector may become higher or lower.
  Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies.
Securities Lending Risk
The borrower of the Fund's securities must provide collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, approved bank letters of credit, or other forms of collateral that are permitted by the SEC for registered investment companies in an amount at least equal to the value of the loaned securities. For loans collateralized with cash, the Fund invests the cash in other securities.
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities may provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Securities Selection Risk
Securities selected by the sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare compares to a broad-based market index, which is the Fund's benchmark index and was the benchmark index of the Fund's predecessor, for the periods indicated.
On February 5, 2016, the Fund acquired all the assets and assumed all the liabilities of the Fund's predecessor. In connection with that reorganization, the R5 Class shares of the Fund adopted the performance history and financial statements of the Fund's predecessor. In the bar chart and table below, the performance of the Fund's R5 Class shares for periods prior to February 5, 2016 is the performance of the Fund's predecessor. In the table below, the performance of the Fund's A Class, C Class, Y Class and Investor Class shares for periods prior to February 5, 2016 also represents the returns of the Fund's predecessor. In the table below, the performance for the R6 Class shares for periods prior to April 30, 2018 represents the returns achieved by the Fund's predecessor from January 1, 2010 through February 4, 2016 and the performance of the Fund's R5 Class from February 5, 2016 through April 29, 2018. In each case, the newer share classes would have had similar annual returns to the Fund's predecessor because the shares of each class represent investments in the same portfolio securities. However, the older share class had different expenses than the newer share classes, which would affect performance. The performance of the newer share classes shown in the table has not been adjusted for differences in operating expenses between those share classes and the shares of the Fund's predecessor, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for R5 Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.53% 1st Quarter 2019 01/01/2010 through 12/31/2019 Lowest Quarterly Return: -18.37% 4th Quarter 2018 01/01/2010 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for the R5 Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare compares to a broad-based market index, which is the Fund's benchmark index and was the benchmark index of the Fund's predecessor, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the R5 Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Bridgeway Large Cap Growth Fund℠) | Russell 1000 Growth Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	36.39%
5 Years	rr_AverageAnnualReturnYear05	14.63%
10 Years	rr_AverageAnnualReturnYear10	15.22%
(American Beacon Bridgeway Large Cap Growth Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,947
1 Year	rr_AverageAnnualReturnYear01	22.29%
5 Years	rr_AverageAnnualReturnYear05	9.63%
10 Years	rr_AverageAnnualReturnYear10	12.92%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Growth Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,276
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	604
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,046
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,276
1 Year	rr_AverageAnnualReturnYear01	27.75%
5 Years	rr_AverageAnnualReturnYear05	10.28%
10 Years	rr_AverageAnnualReturnYear10	13.26%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Growth Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	518
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,159
1 Year	rr_AverageAnnualReturnYear01	30.11%
5 Years	rr_AverageAnnualReturnYear05	11.17%
10 Years	rr_AverageAnnualReturnYear10	13.71%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Growth Fund℠) | R6 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,030
1 Year	rr_AverageAnnualReturnYear01	30.30%
5 Years	rr_AverageAnnualReturnYear05	11.26%
10 Years	rr_AverageAnnualReturnYear10	13.76%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
(American Beacon Bridgeway Large Cap Growth Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,100
Annual Return 2010	rr_AnnualReturn2010	13.34%
Annual Return 2011	rr_AnnualReturn2011	(0.72%)
Annual Return 2012	rr_AnnualReturn2012	16.21%
Annual Return 2013	rr_AnnualReturn2013	37.19%
Annual Return 2014	rr_AnnualReturn2014	18.66%
Annual Return 2015	rr_AnnualReturn2015	3.62%
Annual Return 2016	rr_AnnualReturn2016	5.60%
Annual Return 2017	rr_AnnualReturn2017	27.21%
Annual Return 2018	rr_AnnualReturn2018	(5.99%)
Annual Return 2019	rr_AnnualReturn2019	30.18%
1 Year	rr_AverageAnnualReturnYear01	30.18%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.75%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
(American Beacon Bridgeway Large Cap Growth Fund℠) | R5 Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	27.28%
5 Years	rr_AverageAnnualReturnYear05	9.81%
10 Years	rr_AverageAnnualReturnYear10	12.94%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
(American Beacon Bridgeway Large Cap Growth Fund℠) | R5 Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.94%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	11.43%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
(American Beacon Bridgeway Large Cap Growth Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,447
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 16.53% 1st Quarter 2019 01/01/2010 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: -18.37% 4th Quarter 2018 01/01/2010 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	29.70%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	13.58%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Value Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 39 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 41 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of stocks of large capitalization companies that are listed on the New York Stock Exchange, NYSE American, or Nasdaq. Under normal market conditions, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap value category at the time of purchase. For purposes of the Fund's investment portfolio, "large-cap stocks" are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of March 31, 2020, the market capitalizations of the companies in the Russell 1000® Index ranged from $75.6 million to $1.2 trillion.
The Fund's sub-advisor, Bridgeway Capital Management, Inc. ("Bridgeway Capital"), selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway Capital believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000® Value Index, plus large capitalization stocks with similar "value" characteristics. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.
The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks"). The Fund also may invest in stocks of mid-capitalization companies.
The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts, including equity index futures contracts, to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may lend its securities to broker-dealers and other institutions to earn additional income.
Bridgeway Capital selects stocks within the large-cap growth category using a statistically driven approach. Bridgeway Capital will not necessarily sell a stock if it "migrates" outside the market capitalization range of the Russell 1000 Index after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in large-cap stocks at any point in time.
While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark index, the Fund may have significant positions in particular sectors, including the Financial sector. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Financial sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.
The Fund's income is derived almost exclusively from dividend-paying stocks held by the Fund. However, not all stocks held by the Fund pay dividends.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Allocation Risk
The sub-advisor's judgments about, and allocations among, strategies, asset classes and market exposures may adversely affect the Fund's performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor's judgements about asset allocation will be correct.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.
Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
  Common Stock Risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
  Convertible Securities Risk. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Convertible securities are also sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price.
  Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.
  Preferred Stock Risk. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer's financial condition or prospects than are the prices of debt securities.
  Real Estate Investment Trusts ("REITs") Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended ("Investment Company Act"). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Futures Contracts Risk
Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities. Many larger capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.
Model and Data Risk
Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction).
Modeling and Programming Error Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. The programs may not react as expected to market events, resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions, which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. There is no assurance that the models and programs are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. These models and programs may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction.
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund's portfolio changes over time, the Fund's exposure to a particular sector may become higher or lower.
  Financial Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.
Securities Lending Risk
The borrower of the Fund's securities must provide collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, approved bank letters of credit, or other forms of collateral that are permitted by the SEC for registered investment companies in an amount at least equal to the value of the loaned securities. For loans collateralized with cash, the Fund invests the cash in other securities.
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities may provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Securities Selection Risk
Securities selected by the sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.
Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Fund's investments in value stocks seek to limit potential downside price risk over time; however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund's investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
On February 3, 2012, the Fund acquired all the assets and assumed all the liabilities of the Fund's predecessor. In connection with that reorganization, the R5 Class shares of the Fund adopted the performance history and financial statements of the Class N shares of the Fund's predecessor. In the bar chart and table below, the performance of the Fund's Investor Class shares for periods prior to February 3, 2012 is the performance of the Class N shares of the Fund's predecessor. In the table below, the performance of the Fund's A Class, C Class and Y Class shares for periods prior to February 3, 2012 also represents the returns of the Class N shares of the Fund's predecessor. In the table below, the performance for the R6 Class shares for periods prior to April 28, 2017 represents the returns achieved by the Class N shares of the Fund's predecessor from January 1, 2010 through February 2, 2012 and the performance of the Fund's Investor Class from February 3, 2012 through April 27, 2017. In each case, the newer share classes would have had similar annual returns to the older share classes because the shares of each class represent investments in the same portfolio securities. However, the older share classes had different expenses than the newer share classes, which would affect performance. The performance of the newer share classes shown in the bar chart and table has not been adjusted for differences in operating expenses between those share classes and the older share classes, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 14.36% 1st Quarter 2013 01/01/2010 through 12/31/2019 Lowest Quarterly Return: -16.16% 4th Quarter 2018 01/01/2010 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Bridgeway Large Cap Value Fund℠) | Russell 1000 Value Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
(American Beacon Bridgeway Large Cap Value Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,838
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	11.12%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,127
1 Year	rr_AverageAnnualReturnYear01	22.79%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	11.14%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	25.06%
5 Years	rr_AverageAnnualReturnYear05	7.56%
10 Years	rr_AverageAnnualReturnYear10	12.07%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund℠) | R6 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 Year	rr_AverageAnnualReturnYear01	25.17%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2017
(American Beacon Bridgeway Large Cap Value Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
1 Year	rr_AverageAnnualReturnYear01	25.11%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	12.12%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
(American Beacon Bridgeway Large Cap Value Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	2.33%
Annual Return 2012	rr_AnnualReturn2012	17.68%
Annual Return 2013	rr_AnnualReturn2013	37.28%
Annual Return 2014	rr_AnnualReturn2014	13.89%
Annual Return 2015	rr_AnnualReturn2015	(1.51%)
Annual Return 2016	rr_AnnualReturn2016	15.81%
Annual Return 2017	rr_AnnualReturn2017	15.52%
Annual Return 2018	rr_AnnualReturn2018	(13.56%)
Annual Return 2019	rr_AnnualReturn2019	24.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 14.36% 1st Quarter 2013 01/01/2010 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: -16.16% 4th Quarter 2018 01/01/2010 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	24.68%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	11.84%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund℠) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.61%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	11.08%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund℠) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.38%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	9.78%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Stephens Mid-Cap Growth Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 39 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 41 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a medium capitalization company if it has a market capitalization (stock market worth), at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $64.6 billion as of March 31, 2020.
Most of the assets of the Fund are invested in U.S. common stocks that Stephens Investment Management Group, LLC ("SIMG") believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, U.S. dollar denominated foreign stock traded on U.S. exchanges, American Depositary Receipts ("ADRs") and real estate investment trusts ("REITs"). The Fund also may invest in stocks of large-capitalization companies. In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund's investment objective and policies.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark index, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Information Technology sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.
The Fund may also invest cash balances in other investment companies, including money market funds, and may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
  Common Stock Risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
  Convertible Securities Risk. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Convertible securities are also sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price.
  Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.
  Preferred Stock Risk. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer's financial condition or prospects than are the prices of debt securities.
  Real Estate Investment Trusts ("REITs") Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended ("Investment Company Act"). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. The Fund's investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the sub-advisor's assessment of the prospects for a company's growth is incorrect, then the price of the company's stock may fall or not approach the value that the sub-advisor has placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities. Many larger capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund's portfolio changes over time, the Fund's exposure to a particular sector may become higher or lower.
  Information Technology Sector Risk. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.
Securities Lending Risk
The borrower of the Fund's securities must provide collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, approved bank letters of credit, or other forms of collateral that are permitted by the SEC for registered investment companies in an amount at least equal to the value of the loaned securities. For loans collateralized with cash, the Fund invests the cash in other securities.
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities may provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Securities Selection Risk
Securities selected by the sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
On February 24, 2012, the Fund acquired all the assets and assumed all the liabilities of the Fund's predecessor. In connection with that reorganization, the Investor Class and R5 Class shares of the Fund adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund's predecessor. In the bar chart and table below, the performance of the Fund's Investor Class shares for periods prior to February 24, 2012 is the performance of the Class A shares of the Fund's predecessor. In the table below, the performance shown for the R5 Class shares of the Fund for periods prior to February 24, 2012 is the performance of the Class I shares of the Fund's predecessor. The table below also shows the performance of the A Class, C Class, Y Class and R6 Class shares of the Fund. In the table below, the performance for the Fund's A Class, C Class and Y Class shares for periods prior to February 24, 2012 represents the returns achieved by the Class A shares of the Fund's predecessor. In the table below, the performance for the Fund's R6 Class shares for periods prior to December 31, 2018 represents the returns achieved by the Class I shares of the Fund's predecessor from January 1, 2010 through February 23, 2012, and the performance of the Fund's R5 Class shares from February 24, 2012 through December 30, 2018. In each case, the newer share classes would have had similar annual returns to the older share classes because the shares of each class represent investments in the same portfolio securities. However, the older share classes had different expenses than the newer share classes, which would affect performance. The performance of the newer share classes shown in the bar chart and table has not been adjusted for differences in operating expenses between those share classes and the older share classes, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.20% 1st Quarter 2019 01/01/2010 through 12/31/2019 Lowest Quarterly Return: -17.27% 4th Quarter 2018 01/01/2010 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Stephens Mid-Cap Growth Fund℠) | Russell Midcap Growth Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	35.47%
5 Years	rr_AverageAnnualReturnYear05	11.60%
10 Years	rr_AverageAnnualReturnYear10	14.24%
(American Beacon Stephens Mid-Cap Growth Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,035
1 Year	rr_AverageAnnualReturnYear01	23.67%
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	13.20%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Mid-Cap Growth Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[8]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.94%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,076
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,076
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,332
1 Year	rr_AverageAnnualReturnYear01	29.31%
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	13.22%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Mid-Cap Growth Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,231
1 Year	rr_AverageAnnualReturnYear01	31.62%
5 Years	rr_AverageAnnualReturnYear05	12.63%
10 Years	rr_AverageAnnualReturnYear10	14.16%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Mid-Cap Growth Fund℠) | R6 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,124
1 Year	rr_AverageAnnualReturnYear01	31.84%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	14.31%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon Stephens Mid-Cap Growth Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[8]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,172
1 Year	rr_AverageAnnualReturnYear01	31.79%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	14.31%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
(American Beacon Stephens Mid-Cap Growth Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.22%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,540
Annual Return 2010	rr_AnnualReturn2010	27.89%
Annual Return 2011	rr_AnnualReturn2011	2.45%
Annual Return 2012	rr_AnnualReturn2012	14.75%
Annual Return 2013	rr_AnnualReturn2013	32.71%
Annual Return 2014	rr_AnnualReturn2014	2.97%
Annual Return 2015	rr_AnnualReturn2015	(1.63%)
Annual Return 2016	rr_AnnualReturn2016	6.42%
Annual Return 2017	rr_AnnualReturn2017	27.97%
Annual Return 2018	rr_AnnualReturn2018	1.91%
Annual Return 2019	rr_AnnualReturn2019	31.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 18.20% 1st Quarter 2019 01/01/2010 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: -17.27% 4th Quarter 2018 01/01/2010 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	31.28%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	13.92%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
(American Beacon Stephens Mid-Cap Growth Fund℠) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	30.20%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	12.84%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
(American Beacon Stephens Mid-Cap Growth Fund℠) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.30%
5 Years	rr_AverageAnnualReturnYear05	9.53%
10 Years	rr_AverageAnnualReturnYear10	11.45%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
(American Beacon Stephens Small Cap Growth Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 39 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 41 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization (stock market worth), at the time of investment, similar to the market capitalizations of the companies in the Russell 2000 Index. The capitalization range of that index is subject to change over time due to market activity or changes in the composition of the index. As of March 31, 2020, the market capitalizations of the companies in the Russell 2000 Index ranged from $5.3 million to $11.2 billion.
Most of the assets of the Fund are invested in U.S. common stocks the sub-advisor, Stephens Investment Management Group, LLC ("SIMG"), believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and U.S. dollar denominated foreign stock traded on U.S. exchanges. In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund's investment objectives and policies.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark index, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Information Technology sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.
The Fund may also invest cash balances in other investment companies, including money market funds, and may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
  Common Stock Risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
  Convertible Securities Risk. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Convertible securities are also sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price.
  Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.
  Preferred Stock Risk. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer's financial condition or prospects than are the prices of debt securities.
  Real Estate Investment Trusts ("REITs") Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended ("Investment Company Act"). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.
Foreign Investing Risk Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. The Fund's investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the sub-advisor's assessment of the prospects for a company's growth is incorrect, then the price of the company's stock may fall or not approach the value that the sub-advisor has placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund's portfolio changes over time, the Fund's exposure to a particular sector may become higher or lower.
  Information Technology Sector Risk. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.
Securities Lending Risk
The borrower of the Fund's securities must provide collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, approved bank letters of credit, or other forms of collateral that are permitted by the SEC for registered investment companies in an amount at least equal to the value of the loaned securities. For loans collateralized with cash, the Fund invests the cash in other securities.
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities may provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Securities Selection Risk
Securities selected by the sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to its benchmark index(es), or other funds with similar investment objectives or strategies.
Small Capitalization Companies Risk
Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since small-capitalization companies may have narrower commercial markets, and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
On February 24, 2012, the Fund acquired all the assets and assumed all the liabilities of the Fund's predecessor. In connection with that reorganization, the Investor Class and R5 Class shares of the Fund adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund's predecessor. In the bar chart and table below, the performance of the Fund's Investor Class shares for periods prior to February 24, 2012 is the performance of the Class A shares of the Fund's predecessor. The table below also shows the performance of the A Class, C Class, Y Class, R5 Class, and R6 Class shares of the Fund. In the table below, the performance shown for the R5 Class shares of the Fund for periods prior to February 24, 2012 is the performance of the Class I shares of the Fund's predecessor. The performance shown for the Fund's Y Class, A Class and C Class shares for periods prior to February 24, 2012 represents the returns achieved by the Class A shares of the Fund's predecessor. In the table below, the performance for the Fund's R6 Class shares for periods prior to April 30, 2019 represents the returns achieved by the Class I shares of the Fund's predecessor from January 1, 2010 through February 23, 2012, and the performance of the Fund's R5 Class shares from February 24, 2012 through April 29, 2019. In each case, the newer share classes would have had similar annual returns to the older share classes because the shares of each class represent investments in the same portfolio securities. However, the older share classes had different expenses than the newer share classes, which would affect performance. The performance of the newer share classes shown in the bar chart and table has not been adjusted for differences in operating expenses between those share classes and the older share classes, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.75% 4th Quarter 2010 01/01/2010 through 12/31/2019 Lowest Quarterly Return: -21.46% 4th Quarter 2018 01/01/2010 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Stephens Small Cap Growth Fund℠) | Russell 2000 Growth Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	13.01%
(American Beacon Stephens Small Cap Growth Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.93%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.28%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	970
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,090
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	8.06%
10 Years	rr_AverageAnnualReturnYear10	11.61%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Small Cap Growth Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.06%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,142
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,142
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,466
1 Year	rr_AverageAnnualReturnYear01	20.56%
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	11.61%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Small Cap Growth Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.93%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,346
1 Year	rr_AverageAnnualReturnYear01	22.82%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Small Cap Growth Fund℠) | R6 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.93%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[10]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,620
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	12.68%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2019
(American Beacon Stephens Small Cap Growth Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.93%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,277
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	12.68%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
(American Beacon Stephens Small Cap Growth Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.93%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[10]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,620
Annual Return 2010	rr_AnnualReturn2010	26.37%
Annual Return 2011	rr_AnnualReturn2011	1.50%
Annual Return 2012	rr_AnnualReturn2012	15.92%
Annual Return 2013	rr_AnnualReturn2013	42.62%
Annual Return 2014	rr_AnnualReturn2014	(3.35%)
Annual Return 2015	rr_AnnualReturn2015	(5.08%)
Annual Return 2016	rr_AnnualReturn2016	9.76%
Annual Return 2017	rr_AnnualReturn2017	19.23%
Annual Return 2018	rr_AnnualReturn2018	2.93%
Annual Return 2019	rr_AnnualReturn2019	22.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 15.75% 4th Quarter 2010 01/01/2010 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: -21.46% 4th Quarter 2018 01/01/2010 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	22.49%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	12.37%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
(American Beacon Stephens Small Cap Growth Fund℠) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.44%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	10.48%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
(American Beacon Stephens Small Cap Growth Fund℠) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
(American Beacon AHL Managed Futures Strategy Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 35 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 38 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the Fund's most recent fiscal year is not provided because the Fund did not invest in any long-term securities during the reporting period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by implementing a quantitative trading strategy and systematic investment process designed to capitalize on price trends (up and/or down) in a broad range of global markets including stock indices, bonds and bond futures, currency and currency futures, and interest rates by utilizing derivative instruments. As the owner of a "long" position in a derivative instrument, the Fund may benefit from an increase in the price of the underlying investment and, as the owner of a "short" position, the Fund may benefit from a decrease in the price of the underlying investment.
The Fund invests primarily in futures, bonds, currency and forward contracts, including non-deliverable forwards. The Fund also may invest in swaps, which may include commodities swaps, credit default swaps, cross-currency swaps, equity swaps, interest rate swaps and total return swaps, and other types of derivative instruments linked to stock indices, currencies, bonds, interest rates and commodity instruments. In connection with the Fund's use of derivatives, the Fund also holds significant amounts of U.S. Treasury securities and other foreign developed market sovereign short-term bonds issued by countries such as France, Germany, Japan and other developed countries, or short-term investments, including money market funds, cash and time deposits in order to meet applicable asset coverage requirements under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's investments are generally made without restriction as to issuer market capitalization, country, currency, maturity or credit rating. The Fund may invest in below investment grade securities, which are commonly referred to as "junk bonds" and in issuers in the U.S. and foreign developed and emerging markets.
The Fund seeks to gain exposure to the commodity futures markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary invests primarily in commodity futures, but it may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to "regulated investment companies." Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary and the Fund, in the aggregate, comply with applicable Investment Company Act asset coverage requirements with respect to their total investments in commodity-linked derivatives. In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a "regulated investment company" under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended ("Subchapter M"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The sub-advisor employs computerized processes to identify investment opportunities across a wide range of markets around the world. Investment decisions are executed via the sub-advisor's proprietary execution strategy. The investment decision process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. It is underpinned by risk control, ongoing research, diversification and the quest for efficiency. The Fund's holdings may be frequently adjusted to reflect the sub-advisor's assessment of changing risks, which could result in high portfolio turnover.
The cornerstone of the sub-advisor's investment philosophy is that the financial markets exhibit trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets — the phenomenon whereby past price movements influence price behavior. Although price trends vary in their intensity, duration and frequency they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. In implementing its investment program, the Fund may hold significant cash positions from time to time. Accordingly, the sub-advisor will make investment decisions for cash management purposes. Such arrangements may include entering into repurchase agreements or investing in cash equivalents.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Allocation Risk
The sub-advisor's judgments about, and allocations among, strategies, asset classes and market exposures may adversely affect the Fund's performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor's judgements about asset allocation will be correct. This risk may be increased by the use of derivatives to increase allocations to various market exposures.
Asset Selection Risk
Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor's investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Commodities Risk
The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may invest significantly in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. No active trading market may exist for certain commodities investments. The Fund's investments in commodity-related instruments may lead to losses in excess of the Fund's investment in such products. Such losses can significantly and adversely affect the NAV per share of the Fund and, consequently, a shareholder's interest in the Fund. Because the Fund's and the Subsidiary's performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund's shares.
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.
Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund's securities, could affect the Fund's performance.
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to deliver returns that have a low correlation with global aggregate equity markets and that outperform other funds is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models, the Fund's investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.
Currency Risk
The Fund may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non-U.S. currencies. The Fund may gain exposure to foreign currencies because of its investments in one or more of the following:
  Non-U.S. currencies
  Securities denominated in non-U.S. currencies
  Foreign currency forward contracts, including non-deliverable forwards ("NDFs"), which are described below under "Derivatives Risk"
  Non-U.S. currency futures contracts, which are described below under "Derivatives Risk"
  Swaps for cross-currency transactions, which are described below under "Derivatives Risk"
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may at times be illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund's ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance. In addition, the Fund's investments in derivatives are subject to the following risks:
  Forward Contracts Risk. Forward contracts, including NDFs, are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, and forward currency contracts include the risks associated with fluctuations in currency.
  Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).
  Swap Agreements Risk. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. In addition, the Fund may invest in the following types of swaps:
Commodities swaps, which may be subject to commodities risk.
Credit default swaps, which may be subject to credit risk and the risks associated with the purchase and sale of credit protection.
Cross-currency swaps, which may be subject to currency risk and credit risk.
Equity swaps, which may be subject to equity investments risk.
Interest rate swaps, which may be subject to interest rate risk and credit risk.
Total return swaps, which may be subject to credit risk and, if the underlying securities are bonds or other debt obligations, market risk and interest rate risk.
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities, as discussed below, are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
  Investing in Developed Countries Risk. The Fund's investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. High portfolio turnover could increase the Fund's transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.
High Yield Securities Risk
Exposure to high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High yield securities are considered to be speculative with respect to an issuer's ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. As of the date of this Prospectus, interest rates are historically low. In the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets. Conversely, extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Leverage Risk
The Fund's use of derivative instruments, repurchase agreements and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's NAV to be volatile. There can be no assurance that the Fund's use of leverage will be successful.
LIBOR Risk
Certain of the instruments identified in the Fund's principal investment strategies have variable or floating coupon rates that are based on the ICE LIBOR ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.
In advance of 2021, regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund's performance and/or NAV.
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.
Market Risk
In recent periods, certain fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.
Market Direction Risk
Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" fund. The Fund's results could suffer both when there is a general market advance and the Fund holds significant "short" positions, and when there is a general market decline and the Fund holds significant "long" positions.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the Fund's investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Fund trades foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Fund's calculation of its net asset value ("NAV"). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund's shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.
Model and Data Risk
The sub-advisor relies heavily on proprietary mathematical quantitative models (each, a "Model") and data developed both by the sub-advisor and those supplied by third parties (collectively, "Data"), rather than granting trade-by-trade discretion to the sub-advisor's investment professionals. In combination, Models and Data are used to construct investment decisions, to value both current and potential investments (including, without limitation, for trading purposes, and for the purposes of determining the NAV of the Fund), to provide risk management insights and to assist in hedging the Fund's positions and investments.
Models and Data are known to have errors, omissions, imperfections and malfunctions (collectively, "System Events").
The sub-advisor seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) - all of which may have materially adverse effects on the Fund.
System Events in third-party provided Data are generally entirely outside the control of the sub-advisor.
Modeling and Programming Error Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. The programs may not react as expected to market events, resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions, which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. There is no assurance that the models and programs are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. These models and programs may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction.
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.
Obsolescence Risk
The Fund is unlikely to be successful in the deployment of its quantitative investment strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the Models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the Models accordingly, major losses may result — all of which will be borne by the Fund.
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Quantitative Strategy Risk The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Repurchase Agreement Risk
The use of repurchase agreements involves counterparty risk and credit risk. The obligations of a counterparty to a repurchase agreement are not guaranteed. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent and subject to liquidation, which may affect the Fund's right to control the collateral.
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund's exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program.
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund's ability to pursue other opportunities as they arise.
Short Position Risk
The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that short selling may amplify changes in the Fund's NAV since it may increase the exposure of the Fund to certain markets and may increase losses and the volatility of returns.
Sovereign and Quasi-Sovereign Debt Risk
Sovereign or quasi-sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country's economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in emerging markets. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund's performance.
Tax Risk
To qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") ("RIC"), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from "qualifying income," which is described in more detail in the "Tax Information" section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service ("IRS") issued a large number of private letter rulings ("PLRs") (which the Fund may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a "controlled foreign corporation" or "CFC") (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See "Tax Information" in the SAI for further information regarding RIC's federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund's commodity-linked investments and income from the Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund's taxable income and/or net capital gains and, therefore, the distributions the Fund makes.
Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, Data and Models to implement its execution strategies and algorithms. The sub-advisor's investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor's proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction causing severe losses. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events, disruptions and execution system issues.
U.S. Government Securities and Government-Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Bank (''FHLB''), Federal Farm Credit Bank ("FFCB"), and the Tennessee Valley Authority, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government, and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk.
U.S. Treasury Obligations Risk
The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.
Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund's ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV to experience significant increases or declines in value over short periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.58% 3rd Quarter 2015 01/01/2015 through 12/31/2019 Lowest Quarterly Return: -6.35% 2nd Quarter 2015 01/01/2015 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a broad-based market index, which is the Fund's benchmark index, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon AHL Managed Futures Strategy Fund℠) | ICE BofA 3-Month Treasury Bill Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
(American Beacon AHL Managed Futures Strategy Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[12]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.87%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 754
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,704
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Strategy Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.62%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,017
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,419
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,017
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Strategy Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[14]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.61%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,940
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Strategy Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[14]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.54%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,895
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Strategy Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.92%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,263
Annual Return 2015	rr_AnnualReturn2015	(1.54%)
Annual Return 2016	rr_AnnualReturn2016	(0.67%)
Annual Return 2017	rr_AnnualReturn2017	4.78%
Annual Return 2018	rr_AnnualReturn2018	2.15%
Annual Return 2019	rr_AnnualReturn2019	0.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 5.58% 3rd Quarter 2015 01/01/2015 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: -6.35% 2nd Quarter 2015 01/01/2015 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Strategy Fund℠) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Strategy Fund℠) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL TargetRisk Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 35 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 38 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers." Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating all or substantially all of its assets across equities, bonds (including inflation index-linked bonds), interest rates, corporate credit, and commodities primarily through derivative instruments. The Fund implements its strategy by utilizing a proprietary quantitative model, which is designed to provide a stable level of volatility regardless of market conditions.
The Fund invests primarily in futures (including bond futures), swaps (including commodity swaps, credit default swaps, cross-currency swaps, equity swaps, interest rate swaps, and total return swaps) and forward contracts, but also may invest in other types of derivative instruments. The Fund uses derivative instruments to enhance total return, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities, and to hedge against currency exchange rates. In connection with the Fund's use of derivatives, the Fund also holds significant amounts of U.S. Treasury securities, or short-term investments, including money market funds, cash and time deposits in order to meet applicable asset coverage requirements under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's use of derivatives will have the economic effect of financial leverage. The Fund's investments are generally made without restriction as to issuer market capitalization, country, currency, maturity or credit rating. The Fund may invest in derivatives instruments that provide exposure to below investment grade securities, which are commonly referred to as "junk bonds" and to issuers in the U.S. and foreign developed and emerging markets, including sovereign and quasi-sovereign debt. The Fund may invest directly in government obligations and repurchase agreements, as well as securities denominated in non-U.S. currencies.
The sub-advisor's strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model) to scale positions based on the net asset value ("NAV") of the Fund. The algorithm measures the degree of volatility in a particular market. If the market is turbulent, and returns are volatile, the algorithm will reduce exposure. Conversely, it will increase exposure if the market is calm. This technique is called 'volatility scaling' and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Fund has set an annualized volatility target of 10% of its NAV. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
In addition to the volatility scaling described above, the strategy utilizes additional systematic overlays to control downside risk. The first of these is a momentum overlay, which uses past price behavior to identify periods when a market is in a downtrend. The strategy uses this information to scale down positions depending upon the strength of that trend, thereby reducing risk in falling markets. The second is a volatility switching mechanism, which reacts quickly to spikes in volatility by using a formula that is designed to minimize market transactions during periods of low volatility and increase market transactions during periods of heightened market volatility in order to maintain the Fund's target level of volatility. Volatility switching is used to react more dynamically to market events. The third uses intraday data to identify dangerous environments in which fixed income assets no longer act as a hedge to equities and other assets. The combination of these overlays aims to reduce losses and improve risk-adjusted returns.
The Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary invests primarily in commodity swaps, but it may also invest in financial futures and forwards, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to "regulated investment companies." Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary and the Fund, in the aggregate, comply with applicable Investment Company Act asset coverage requirements with respect to their total investments in commodity-linked derivatives. In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a "regulated investment company" under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended ("Subchapter M"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The Fund's holdings may be frequently adjusted to reflect the sub-advisor's assessment of changing risks, which could result in high portfolio turnover.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Allocation Risk
The sub-advisor's judgments about, and allocations among, strategies, asset classes and market exposures may adversely affect the Fund's performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor's judgements about asset allocation will be correct. This risk may be increased by the use of derivatives to increase allocations to various market exposures.
Asset Selection Risk
Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor's investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Commodities Risk
The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. No active trading market may exist for certain commodities investments. The Fund's investments in commodity-related instruments may lead to losses in excess of the Fund's investment in such products. Such losses can significantly and adversely affect the NAV per share of the Fund and, consequently, a shareholder's interest in the Fund. Because the Fund's and the Subsidiary's performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund's shares.
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.
Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund's securities, could affect the Fund's performance.
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to outperform other funds is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models the Fund's investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.
Currency Risk
The Fund may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non-U.S. currencies. The Fund may gain exposure to foreign currencies because of its investments in one or more of the following:
  Securities denominated in non-U.S. currencies
  Foreign currency forward contracts, which are described below under "Derivatives Risk"
  Non-U.S. currency futures contracts, which are described below under "Derivatives Risk"
  Swaps for cross-currency transactions, which are described below under "Derivatives Risk"
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may at times be illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund's ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance. In addition, the Fund's investments in derivatives are subject to the following risks:
  Forward Contracts Risk. Forward contracts, including NDFs, are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, and forward currency contracts include the risks associated with fluctuations in currency.
  Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).
  Swap Agreements Risk. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. In addition, the Fund may invest in the following types of swaps:
Commodities swaps, which may be subject to commodities risk.
Credit default swaps, which may be subject to credit risk and the risks associated with the purchase and sale of credit protection.
Cross-currency swaps, which may be subject to currency risk and credit risk.
Equity Swaps, which may be subject to equity investment risk.
Interest rate swaps, which may be subject to interest rate risk and credit risk.
Total return swaps, which may be subject to credit risk and, if the underlying securities are bonds or other debt obligations, market risk and interest rate risk.
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities, as discussed below, are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
  Investing in Developed Countries Risk. The Fund's investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. High portfolio turnover could increase the Fund's transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.
High Yield Securities Risk
Exposure to high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High yield securities are considered to be speculative with respect to an issuer's ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
Inflation Index-Linked Securities Risk
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation index-linked security provides principal payments and interest payments that vary as the principal and/or interest are adjusted over time to reflect a rise or a drop in the reference inflation-related index. For inflation index-linked debt securities for which repayment of the original principal upon maturity (as adjusted for inflation) is not guaranteed, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation index-linked securities is expected to change in response to real interest rates. The price of an inflation index-linked security generally falls when real interest rates rise and rises when real interest rates fall. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. As of the date of this Prospectus, interest rates are historically low. In the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets. Conversely, extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Leverage Risk
The Fund's use of derivative instruments and repurchase agreements will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's NAV per share to be volatile. There can be no assurance that the Fund's use of leverage will be successful.
LIBOR Risk
Certain of the instruments identified in the Fund's principal investment strategies have variable or floating coupon rates that are based on the ICE LIBOR ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.
In advance of 2021, regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund's performance and/or NAV.
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.
Market Risk
In recent periods, certain fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom's departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.
Market Disruption Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.
Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the Fund's investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Fund trades foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Fund's calculation of its net asset value ("NAV"). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund's shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.
Model and Data Risk
The sub-advisor relies heavily on proprietary mathematical quantitative models (each, a "Model") and data developed both by the sub-advisor and those supplied by third parties (collectively, "Data"), rather than granting trade-by-trade discretion to the sub-advisor's investment professionals. In combination, Models and Data are used to construct investment decisions, to value both current and potential investments (including, without limitation, for trading purposes, and for the purposes of determining the NAV of the Fund), to provide risk management insights and to assist in hedging the Fund's positions and investments.
Models and Data are known to have errors, omissions, imperfections and malfunctions (collectively, "System Events").
The sub-advisor seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) - all of which may have materially adverse effects on the Fund.
System Events in third-party provided Data are generally entirely outside the control of the sub-advisor.
Modeling and Programming Error Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. The programs may not react as expected to market events, resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions, which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. There is no assurance that the models and programs are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. These models and programs may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction.
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.
Obsolescence Risk
The Fund is unlikely to be successful in the deployment of its quantitative investment strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the Models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the Models accordingly, major losses may result — all of which will be borne by the Fund.
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
  Money Market Funds. Investments in money market funds are subject to interest rate risk, credit risk, and market risk.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses.
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Additionally, during periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions could hurt the Fund's performance.
Repurchase Agreement Risk
The use of repurchase agreements involves counterparty risk and credit risk. The obligations of a counterparty to a repurchase agreement are not guaranteed. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent and subject to liquidation, which may affect the Fund's right to control the collateral.
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund's exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program.
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund's ability to pursue other opportunities as they arise.
Sovereign and Quasi-Sovereign Debt Risk
Sovereign or quasi-sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country's economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in emerging markets. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund's performance.
Tax Risk
To qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") ("RIC"), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from "qualifying income," which is described in more detail in the "Tax Information" section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service ("IRS") issued a large number of private letter rulings ("PLRs") (which the Fund may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a "controlled foreign corporation" or "CFC") (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See "Tax Information" in the SAI for further information regarding RIC's federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund's commodity-linked investments and income from the Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund's taxable income and/or net capital gains and, therefore, the distributions the Fund makes.
Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, Data and Models to implement its execution strategies and algorithms. The sub-advisor's investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor's proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction causing severe losses. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events, disruptions and execution system issues.
U.S. Government Securities and Government-Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Bank (''FHLB''), Federal Farm Credit Bank ("FFCB"), and the Tennessee Valley Authority, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government, and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk.
U.S. Treasury Obligations Risk
The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.
Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund's ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV to experience significant increases or declines in value over short periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a composite index and the two broad-based securities market indices that comprise the composite index, for the periods indicated. In the table below, the performance of the Fund's A Class and C Class shares for periods prior to April 30, 2019 represents the returns of the Fund's Investor Class shares. The A Class and C Class shares would have had similar annual returns to the Fund's Investor Class because the shares of each class represent investments in the same portfolio securities. However, the Investor Class shares had different expenses than the A Class and C Class shares, which would affect performance. The performance of the newer share classes shown in the table has not been adjusted for differences in operating expenses between those share classes and the Investor Class shares, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.00% 1st Quarter 2019 01/01/2019 through 12/31/2019 Lowest Quarterly Return: 0.84% 4th Quarter 2019 01/01/2019 through 12/31/2019
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund's performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns compare to a composite index and the two broad-based securities market indices that comprise the composite index, for the periods indicated.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon AHL TargetRisk Fund℠) | 60% MSCI World Index / 40% Bloomberg Barclays Global Aggregate Total Return Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.15%
Since Inception	rr_AverageAnnualReturnSinceInception	19.15%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | MSCI World Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	27.67%
Since Inception	rr_AverageAnnualReturnSinceInception	27.67%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | Bloomberg Barclays Global Aggregate Total Return Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[12]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[16]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.44%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,023
1 Year	rr_AverageAnnualReturnYear01	19.68%
Since Inception	rr_AverageAnnualReturnSinceInception	19.68%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2019
(American Beacon AHL TargetRisk Fund℠) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[16]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.19%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,409
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,048
1 Year	rr_AverageAnnualReturnYear01	25.35%
Since Inception	rr_AverageAnnualReturnSinceInception	25.35%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2019
(American Beacon AHL TargetRisk Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[16]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	833
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,878
1 Year	rr_AverageAnnualReturnYear01	27.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.06%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | R5 Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[16]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.04%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,843
1 Year	rr_AverageAnnualReturnYear01	27.17%
Since Inception	rr_AverageAnnualReturnSinceInception	27.17%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[16]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.42%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,213
Annual Return 2019	rr_AnnualReturn2019	26.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: 12.00% 1st Quarter 2019 01/01/2019 through 12/31/2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: 0.84% 4th Quarter 2019 01/01/2019 through 12/31/2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.84%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2019
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	26.85%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.00%
Since Inception	rr_AverageAnnualReturnSinceInception	25.00%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
(American Beacon AHL TargetRisk Fund℠) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.28%
Since Inception	rr_AverageAnnualReturnSinceInception	16.28%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018

[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, R5 Class and Investor Class shares, as applicable, through April 30, 2021 to the extent that Total Annual Fund Operating Expenses exceed 1.34% for the A Class, 2.13% for the C Class, 1.08% for the Y Class, 0.98% for the R5 Class, and 1.36% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees ("Board"). The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager's waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[3]	The Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for A Class shares do not correlate to the ratio of expenses to average net assets, net of reimbursements, provided in the Fund's Financial Highlights table, which reflects the Fund's expenses, including its fee waiver and/or expense reimbursement agreement in effect through April 30, 2020. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the Fund's Board effective through April 30, 2021, which differs from the prior agreement.
[4]	During the fiscal year ended December 31, 2019, the Fund paid amounts to American Beacon Advisors, Inc. (the "Manager") that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund's A Class and C Class shares in the amount of 0.03% for the A Class and 0.04% for the C Class. As a result of the reimbursement, the Total Annual Fund Operating Expenses of the A Class and C Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[5]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, Y Class, R6 Class, R5 Class and Investor Class shares, as applicable, through April 30, 2021 to the extent that Total Annual Fund Operating Expenses exceed 1.10% for the A Class, 1.84% for the C Class, 0.87% for the Y Class, 0.76% for the R6 Class, 0.81% for the R5 Class and 1.12% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees (the "Board"). The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager's waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[6]	The Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for A Class, C Class, Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets, net of reimbursements, provided in the Fund's Financial Highlights table, which reflects the Fund's expenses, including its fee waiver and/or expense reimbursement agreement in effect through April 30, 2020. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the Fund's Board effective through April 30, 2021, which differs from the prior agreement.
[7]	During the fiscal year ended December 31, 2019, the Fund paid amounts to American Beacon Advisors, Inc. (the "Manager") that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund's A Class and C Class shares in the amount of 0.02% for the A Class and 0.01% for the C Class. As a result of the reimbursement, the Total Annual Fund Operating Expenses of the A Class and C Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[8]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, R6 Class, R5 Class and Investor Class shares, as applicable, through April 30, 2021 to the extent that Total Annual Fund Operating Expenses exceed 1.21% for the A Class, 1.94% for the C Class, 0.95% for the Y Class, 0.84% for the R6 Class, 0.89% for the R5 Class and 1.22% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager's waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[9]	The management fee has been restated to reflect the current contractual fee rate.
[10]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, R6 Class, R5 Class, and Investor Class shares, as applicable, through April 30, 2021 to the extent that Total Annual Fund Operating Expenses exceed 1.28% for the A Class, 2.06% for the C Class, 1.05% for the Y Class, 0.95% for the R6 Class, 0.99% for the R5 Class, and 1.30% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager's waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[11]	The Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for each share class do not correlate to the ratio of expenses to average net assets, net of reimbursements, provided in the Fund's Financial Highlights table, which reflects the Fund's expenses, including its fee waiver and/or expense reimbursement agreement in effect through April 30, 2020. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the Fund's Board effective through April 30, 2021, which differs from the prior agreement.
[12]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[13]	During the fiscal year ended December 31, 2019, the Fund paid amounts to American Beacon Advisors, Inc. (the "Manager") that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund's A Class, C Class and Y Class shares in the amount of 0.05% for the A Class, 0.05% for the C Class and 0.01% for the Y Class. As a result of the reimbursement, the Total Annual Fund Operating Expenses of the A Class, C Class and Y Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[14]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, R5 Class and Investor Class shares, as applicable, through April 30, 2021 to the extent that Total Annual Fund Operating Expenses exceed 1.87% for the A Class, 2.62% for the C Class, 1.61% for the Y Class, 1.54% for the R5 Class and 1.92% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees (the "Board"). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each class of shares or make arrangements with other service providers to do so. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager's waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[15]	The Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for A Class, C Class and Y Class shares do not correlate to the ratio of expenses to average net assets, net of reimbursements, provided in the Fund's Financial Highlights table, which reflects the Fund's expenses, including its fee waiver and/or expense reimbursement agreement in effect through April 30, 2020. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the Fund's Board effective through April 30, 2021, which differs from the prior agreement.
[16]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, R5 Class and Investor Class shares, as applicable, through April 30, 2021 to the extent that Total Annual Fund Operating Expenses exceed 1.44% for the A Class, 2.19% for the C Class, 1.11% for the Y Class, 1.04% for the R5 Class and 1.42% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees (the "Board"). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each class of shares or make arrangements with other service providers to do so. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager's waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[17]	The Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for Y Class shares do not correlate to the ratio of expenses to average net assets, net of reimbursements, provided in the Fund's Financial Highlights table, which reflects the Fund's expenses, including its fee waiver and/or expense reimbursement agreement in effect through April 30, 2020. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the Fund's Board effective through April 30, 2021, which differs from the prior agreement.